UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004 Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
CORPORATE BONDS (81.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (21.4%)
AESOP Funding II LLC	2.75%	7/20/2007 (1)(2)	$850	$850
AESOP Funding II LLC	2.76%	4/20/2008 (1)(2)	450	447
American Express Credit Account Master Trust	2.21%	11/15/2010 (1)(3)	1,800	1,815
Ameriquest Mortgage Securities Inc.	2.43%	4/25/2033 (1)	200	200
BMW Floorplan Master Owner Trust	1.838%	10/17/2008 (1)(2)(3)	2,500	2,500
BMW Floorplan Master Owner Trust	2.20%	10/17/2008 (1)(2)(3)	230	230
BMW Vehicle Owner Trust	1.94%	2/25/2007 (1)	1,159	1,157
BMW Vehicle Owner Trust	2.67%	3/25/2008 (1)	1,000	999
Bank of America Mortgage Securities	4.428%	8/25/2032 (1)	37	37
Bank of America Mortgage Securities	4.879%	9/25/2032 (1)	174	176
Bank of America Mortgage Securities	4.183%	5/25/2033 (1)	520	520
Bank of America Mortgage Securities	3.606%	2/25/2034 (1)	521	513
Bank One Issuance Trust	1.81%	10/15/2008 (1)(3)	900	901
Bank One Issuance Trust	4.16%	1/15/2008 (1)	1,500	1,518
Bank One Issuance Trust	1.79%	10/15/2009 (1)(3)	460	460
CNH Equipment Trust	2.47%	1/15/2008 (1)	1,020	1,015
Countrywide Home Loans	4.545%	9/19/2032 (1)	98	98
Countrywide Home Loans	4.124%	5/25/2033 (1)	566	566
Countrywide Home Loans	3.50%	11/19/2033 (1)	899	884
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1	6.42%	9/25/2008 (1)	1,452	1,510
California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1	6.38%	9/25/2008 (1)	1,400	1,457
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1	6.31%	9/25/2008 (1)	200	208
Capital Auto Receivables Asset Trust	2.27%	1/17/2006 (1)	500	500
Capital Auto Receivables Asset Trust	3.05%	9/15/2005 (1)	355	356
Capital Auto Receivables Asset Trust	2.64%	11/17/2008 (1)	500	493
Capital One Master Trust	2.27%	10/15/2010 (1)(3)	575	580
Capital One Multi-Asset Execution Trust	2.95%	8/17/2009 (1)	1,500	1,500
Capital One Prime Auto Receivables Trust	3.06%	3/17/2008 (1)	275	276
Chase Credit Card Master Trust	1.87%	7/15/2010 (1)(3)	1,700	1,704
Chase Funding Mortgage Loan Asset-Backed Certificates	2.727%	3/25/2020 (1)	690	686
Chase Manhattan Auto Owner Trust	2.08%	5/15/2008 (1)	1,500	1,488
Chase Manhattan Auto Owner Trust	3.49%	3/15/2006 (1)	8	8
Chase Manhattan Auto Owner Trust	2.26%	11/15/2007 (1)	970	967
Citibank Credit Card Issuance Trust	7.45%	9/15/2007 (1)	210	219
Citibank Credit Card Issuance Trust	7.05%	9/17/2007 (1)	125	130
Citibank Credit Card Issuance Trust	2.70%	1/15/2008 (1)	1,000	1,002
Citibank Credit Card Issuance Trust	2.55%	1/20/2009 (1)	1,100	1,089
Citigroup Mortgage Loan Trust	4.764%	3/25/2034 (1)	495	498
COMED Transitional Funding Trust	5.44%	3/25/2007 (1)	146	147
COMED Transitional Funding Trust	5.63%	6/25/2009 (1)	100	104
Connecticut RRB Special Purpose Trust CL&P-1	5.36%	3/30/2007 (1)	620	610
DaimlerChrysler Auto Trust	2.12%	11/8/2006 (1)	800	799
DaimlerChrysler Auto Trust	2.56%	11/8/2006 (1)	1,512	1,515
DaimlerChrysler Auto Trust	2.00%	12/8/2007 (1)	150	149
DaimlerChrysler Master Owner Trust	1.81%	2/15/2008 (1)(3)	700	701
John Deere Owner Trust	2.32%	12/17/2007 (1)	300	298
Detroit Edison Securitization Funding LLC	5.51%	3/1/2007 (1)	70	70
Fannie Mae Grantor Trust	2.869%	11/25/2029 (1)	919	913
Fannie Mae Whole Loan	2.349%	11/25/2033 (1)	380	375
Fannie Mae Whole Loan	3.318%	11/25/2032 (1)	230	229
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates	3.632%	11/25/2032 (1)	105	104
Fifth Third Auto Trust	3.19%	2/20/2008 (1)	460	463
First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust	6.136%	3/15/2033 (1)	130	142
Fleet Credit Card Master Trust II	2.40%	7/15/2008 (1)	700	699
Fleet Home Equity Loan Trust	2.061%	1/20/2033 (1)(3)	609	611
Ford Credit Auto Owner Trust	5.01%	3/15/2006 (1)	200	201
Ford Credit Auto Owner Trust	2.93%	3/15/2008 (1)	1,735	1,740
GE Capital Credit Card Master Note Trust	1.899%	9/15/2010 (1)(3)	1,000	1,001
GE Capital Credit Card Master Note Trust	1.81%	6/15/2010 (1)(3)	470	470
GMAC Mortgage Corp. Loan Trust	1.92%	6/25/2034 (1)(3)	1,170	1,169
GMAC Mortgage Corp. Loan Trust	1.99%	10/25/2034 (3)	420	420
Granite Mortgages PLC	2.015%	9/20/2044 (1)(3)	500	501
GreenPoint Home Equity Loan Trust	2.03%	4/15/2029 (1)(3)	319	319
Harley-Davidson Motorcycle Trust	2.07%	2/15/2011 (1)	800	789
Harley-Davidson Motorcycle Trust	3.56%	2/15/2012 (1)	630	636
Harley-Davidson Motorcycle Trust	4.50%	1/15/2010 (1)	947	963
Harley-Davidson Motorcycle Trust	2.63%	11/15/2010 (1)	750	748
Harley-Davidson Motorcycle Trust	4.04%	10/15/2009 (1)	359	363
Hertz Vehicle Financing	2.38%	5/25/2008 (1)	1,460	1,432
Holmes Financing PLC	1.68%	4/15/2011 (1)(3)	1,170	1,171
Honda Auto Receivables Owner Trust	1.92%	11/20/2006 (1)	500	499
Honda Auto Receivables Owner Trust	2.14%	4/23/2007 (1)	800	798
Honda Auto Receivables Owner Trust	3.50%	10/17/2005 (1)	11	11
Honda Auto Receivables Owner Trust	1.69%	2/21/2007 (1)	1,200	1,195
Honda Auto Receivables Owner Trust	2.19%	5/15/2007 (1)	780	778
Hyundai Auto Receivables Trust	2.33%	11/15/2007 (1)	550	547
Illinois Power Special Purpose Trust	5.54%	6/25/2009 (1)	700	727
J.P. Morgan Chase Commercial Mortgage Securities	6.26%	3/15/2033 (1)	150	166
M&I Auto Loan Trust	2.49%	10/22/2007 (1)	1,152	1,154
MBNA Master Credit Card Trust	7.15%	1/15/2008 (1)	500	520
MBNA Master Credit Card Trust	6.45%	2/15/2008 (1)	1,500	1,543
Master Adjustable Rate Mortgages Trust	3.944%	4/25/2034 (1)	960	958
Mellon Bank Premium Finance Loan Master Trust	2.18%	12/17/2007 (1)(3)	650	650
Mellon Bank Premium Finance Loan Master Trust	2.04%	6/15/2009 (1)(3)	680	680
Merrill Lynch Mortgage Investors, Inc.	4.21%	2/25/2033 (1)	830	829
Merrill Lynch Mortgage Investors, Inc.	4.61%	7/25/2033 (1)	520	521
Merrill Lynch Mortgage Investors, Inc.	4.709%	2/25/2034 (1)	337	339
Morgan Stanley Auto Loan Trust	2.64%	11/15/2007 (1)	570	570
Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	2.11%	11/25/2015 (1)(3)	423	424
Morgan Stanley Mortgage Loan Trust	4.122%	2/25/2034 (1)	536	536
National City Auto Receivables Trust	4.04%	7/15/2006 (1)	81	81
National City Auto Receivables Trust	2.11%	7/15/2008 (1)	1,725	1,710
Nissan Auto Receivables Owner Trust	1.89%	12/15/2006 (1)	239	239
Nissan Auto Receivables Owner Trust	2.01%	11/15/2007 (1)	315	313
Nissan Auto Receivables Owner Trust	2.70%	12/17/2007 (1)	920	919
Nissan Auto Receivables Owner Trust	3.33%	1/15/2008 (1)	1,000	1,009
Onyx Acceptance Owner Trust	3.94%	6/15/2006 (1)	89	89
PP&L Transition Bond Co. LLC	7.05%	6/25/2009 (1)	125	135
PECO Energy Transition Trust	6.05%	3/1/2009 (1)	325	343
PECO Energy Transition Trust	5.80%	3/1/2007 (1)	643	652
Permanent Financing PLC	1.933%	3/10/2009 (1)(3)	350	350
Permanent Financing PLC	1.973%	9/10/2010 (1)(3)	1,530	1,529
Permanent Financing PLC	1.973%	6/10/2011 (1)(3)	650	650
Provident Funding Mortgage Loan Trust	4.087%	4/25/2034 (1)	989	985
Regions Auto Receivables Trust	2.31%	1/15/2008 (1)	1,275	1,271
Regions Auto Receivables Trust	2.63%	1/16/2007 (1)	422	423
Regions Auto Receivables Trust	1.75%	5/15/2007 (1)	628	627
Rental Car Finance Corp.	2.04%	6/25/2009 (1)(3)	670	671
Residential Funding Mortgage Securities II	2.21%	1/25/2019 (1)	465	457
Salomon Brothers Mortgage Securities VII	4.135%	9/25/2033 (1)	1,179	1,170
Superior Wholesale Inventory Financing Trust	1.84%	3/15/2011 (1)(3)	900	901
Thornburg Mortgage Securities Trust	3.347%	3/25/2044 (1)	605	621
Toyota Auto Receivables Owner Trust	3.76%	6/15/2006 (1)	262	263
Toyota Auto Receivables Owner Trust	2.65%	11/15/2006 (1)	619	620
Toyota Auto Receivables Owner Trust	4.00%	7/15/2008 (1)	200	202
Triad Automobile Receivables Trust	1.90%	7/14/2008 (1)	650	641
USAA Auto Owner Trust	2.41%	10/16/2006 (1)	694	695
Vendee Mortgage Trust	5.00%	2/15/2019 (1)	260	262
Vendee Mortgage Trust	5.75%	12/15/2020 (1)	403	405
Volkswagen Auto Lease Trust	2.36%	12/20/2005 (1)	799	799
Volkswagen Auto Loan Enhanced Trust	2.27%	10/22/2007 (1)	1,000	997
Wachovia Asset Securitization, Inc.	2.10%	6/25/2033 (1)(3)	379	380
Wachovia Auto Owner Trust	3.19%	6/20/2008 (1)	1,700	1,710
Washington Mutual Mortgage Pass-Through Certificates	5.493%	4/26/2032 (1)	72	73
Washington Mutual Mortgage Pass-Through Certificates	4.424%	9/25/2032 (1)	68	69
Washington Mutual Mortgage Pass-Through Certificates	4.157%	1/25/2033 (1)	428	426
Washington Mutual Mortgage Pass-Through Certificates	3.842%	8/25/2033 (1)	257	254
Washington Mutual Mortgage Pass-Through Certificates	4.064%	9/25/2033 (1)	261	258
Wells Fargo Home Equity Trust	3.97%	9/25/2024 (1)	775	774
WFS Financial Owner Trust	2.85%	9/22/2008 (1)	1,100	1,101
World Financial Network Credit Card Master Trust	1.928%	7/15/2010 (1)(3)	450	450
World Omni Auto Receivables Trust	1.98%	5/15/2007 (1)	775	774

	89,152

Finance (26.3%)
Banking (12.3%)
ABN AMRO Bank NV	1.73%	5/11/2007 (3)	3,350	3,349
Amsouth Bank NA	2.82%	11/3/2006	525	523
Astoria Financial Corp.	5.75%	10/15/2012	250	261
Banco Merchantile del Norte Cayman	5.875%	2/17/2014 (2)	800	806
Bank One Texas	6.25%	2/15/2008	1,175	1,276
Bank of America Corp.	4.75%	10/15/2006 †	245	2,535
Bank of Montreal-Chicago	6.10%	9/15/2005	325	336
Bank of Scotland Treasury Services	2.25%	5/1/2006 (2)	1,730	1,716
Citicorp Lease Pass-Through Trust	7.22%	6/15/2005 (1)(2)	152	156
Citigroup, Inc.	5.50%	8/9/2006	2,875	3,004
Citigroup, Inc.	2.00%	6/9/2009 (3)	500	500
CoreStates Capital Corp.	6.75%	11/15/2006	670	720
Fifth Third Bank	2.70%	1/30/2007	600	596
First Bank System, Inc.	6.875%	9/15/2007	200	221
Firstar Bank Milwaukee NA	7.80%	7/5/2010	300	312
GreenPoint Financial Corp.	3.20%	6/6/2008	1,050	1,036
HBOS Treasury Services	1.71%	5/19/2006 (1)(3)	600	599
HSBC USA, Inc.	7.00%	11/1/2006	635	684
Independence Community Bank	3.75%	4/1/2014	575	559
J.P. Morgan Chase & Co.	3.125%	12/11/2006	1,600	1,603
J.P. Morgan Chase & Co.	5.25%	5/30/2007	800	846
M & T Bank Corp.	3.85%	4/1/2013	400	398
Marshall & Ilsley Bank	4.125%	9/4/2007	225	232
Mellon Funding Corp.	3.25%	4/1/2009	600	586
National Australia Bank	6.60%	12/10/2007	900	980
National City Bank	2.50%	4/17/2006	800	798
National City Bank (Cleveland)	3.30%	5/15/2007	1,000	1,010
National City Bank of Indiana	4.875%	7/20/2007	500	525
National City Corp.	3.20%	4/1/2008	750	741
National City Corp.	3.125%	4/30/2009	675	657
National Westminster Bank PLC	7.75%	4/29/2049	825	919
Nationwide Building Society	2.625%	1/30/2007 (2)	1,450	1,430
Regions Financial Corp.	6.375%	5/15/2012	375	417
Royal Bank of Scotland Group PLC	7.375%	4/29/2049	200	213
SE Banken	6.875%	2/15/2009	325	355
Southtrust Bank NA	1.934%	6/14/2007 (3)	900	900
Sovereign Bancorp, Inc.	2.10%	8/25/2006 (1)(3)	375	375
State Street Capital Trust	2.211%	2/15/2008 (3)	1,450	1,458
SunTrust Banks, Inc.	1.91%	6/2/2009 (3)	1,350	1,350
SunTrust Banks, Inc.	5.05%	7/1/2007	1,500	1,581
Synovus Financial Corp.	7.25%	12/15/2005	250	264
US Bancorp	6.875%	12/1/2004	290	292
US Bancorp	5.10%	7/15/2007	500	527
US Bank NA	3.70%	8/1/2007	160	163
US Bank NA Minnesota	5.70%	12/15/2008	1,000	1,076
Wachovia Corp.	1.712%	7/20/2007 (3)	825	825
Wachovia Corp.	4.95%	11/1/2006	600	623
Wachovia Corp.	3.625%	2/17/2009	350	348
Washington Mutual Finance Corp.	6.25%	5/15/2006	1,000	1,055
Washington Mutual, Inc.	2.40%	11/3/2005	500	500
Washington Mutual, Inc.	5.625%	1/15/2007	269	286
Washington Mutual, Inc.	4.375%	1/15/2008	730	747
Wells Fargo & Co.	1.97%	9/15/2006 (3)	675	676
Wells Fargo & Co.	2.03%	9/28/2007	2,000	1,999
Wells Fargo & Co.	3.75%	10/15/2007	1,100	1,104
Wells Fargo & Co.	5.25%	12/1/2007	340	361
Westpac Banking	1.81%	5/25/2007 (2)(3)	1,240	1,239
World Savings Bank FSB	1.85%	6/1/2007 (3)	1,360	1,360
Zions Bancorp	2.70%	5/1/2006 (1)	1,375	1,371
Brokerage (4.5%)
Bear Stearns Co., Inc.	3.00%	3/30/2006	225	226
Bear Stearns Co., Inc.	5.70%	1/15/2007	2,010	2,123
Bear Stearns Co., Inc.	7.80%	8/15/2007	425	475
Bear Stearns Co., Inc.	4.00%	1/31/2008	275	278
Credit Suisse First Boston USA, Inc.	1.70%	4/5/2007 (3)	1,000	1,004
Credit Suisse First Boston USA, Inc.	5.875%	8/1/2006	20	263
Credit Suisse First Boston USA, Inc.	4.625%	1/15/2008	1,100	1,140
Credit Suisse First Boston USA, Inc.	3.875%	1/15/2009	750	750
Franklin Resources Inc.	3.70%	4/15/2008	375	375
Goldman Sachs Group, Inc.	1.735%	7/2/2007 (3)	350	350
Goldman Sachs Group, Inc.	1.98%	10/5/2007 (3)	250	250
Goldman Sachs Group, Inc.	1.98%	7/23/2009 (3)	535	537
Goldman Sachs Group, Inc.	2.85%	10/27/2006	1,200	1,193
Goldman Sachs Group, Inc.	6.34%	3/1/2006	400	419
Goldman Sachs Group, Inc.	4.125%	1/15/2008	1,000	1,018
Lehman Brothers Holdings, Inc.	6.25%	5/15/2006	1,740	1,829
Lehman Brothers Holdings, Inc.	4.00%	1/22/2008	700	710
Merrill Lynch & Co., Inc.	1.97%	2/25/2005 (3)	900	900
Merrill Lynch & Co., Inc.	2.94%	1/30/2006	600	602
Merrill Lynch & Co., Inc.	3.375%	9/14/2007	1,225	1,221
Morgan Stanley Dean Witter	6.75%	4/15/2011	560	630
Morgan Stanley Dean Witter	4.75%	4/1/2014	455	439
Morgan Stanley Dean Witter	6.10%	4/15/2006	250	262
Morgan Stanley Dean Witter	5.80%	4/1/2007	1,550	1,646
Finance Companies (3.4%)
American Express Centurion Bank	1.901%	7/19/2007 (3)	575	572
American Express Co.	5.50%	9/12/2006	1,000	1,046
American Express Co.	4.75%	6/17/2009	225	233
American Express Credit Corp.	3.00%	5/16/2008	1,300	1,279
American General Finance Corp.	1.821%	8/16/2007 (3)	600	600
American General Finance Corp.	4.50%	11/15/2007	1,000	1,028
American General Finance Corp.	3.875%	10/1/2009	1,000	992
Capital One Bank	6.875%	2/1/2006	225	237
Capital One Bank	5.00%	6/15/2009	350	363
Countrywide Home Loan	5.50%	8/1/2006	1,725	1,798
General Electric Capital Corp.	2.80%	1/15/2007	1,700	1,690
General Electric Capital Corp.	5.375%	3/15/2007	920	968
USA Education, Inc.	5.625%	4/10/2007	1,500	1,578
USAA Capital Corp.	7.54%	3/30/2005 (2)	500	513
USAA Capital Corp.	3.13%	12/15/2005	1,250	1,259
Insurance (4.7%)
AIG SunAmerica Global Financing IV	5.85%	2/1/2006 (2)	500	521
AIG SunAmerica Global Financing IX	5.10%	1/17/2007 (2)	1,000	1,044
ASIF Global Finance XXVI	2.50%	1/30/2007 (2)	575	567
Anthem Insurance	9.125%	4/1/2010 (2)	400	492
Aspen Insurance Holdings Ltd.	6.00%	8/15/2014 (2)	250	252
Hartford Financial Services Group, Inc.	2.375%	6/1/2006	510	505
Hartford Financial Services Group, Inc.	4.70%	9/1/2007	150	155
ING Security Life Institutional Funding	1.94%	1/27/2006 (2)(3)	1,500	1,503
Jackson National Life Insurance Co.	5.25%	3/15/2007 (2)	300	314
John Hancock Global Funding II	5.625%	6/27/2006 (2)	440	460
Lincoln National Corp.	5.25%	6/15/2007	225	236
Marsh & McLennan Cos., Inc.	3.625%	2/15/2008	235	235
MassMutual Global Funding II	2.07%	6/28/2005 (3)	1,100	1,100
MetLife, Inc.	3.911%	5/15/2005	1,500	1,515
MetLife, Inc.	5.25%	12/1/2006	475	496
Monumental Global Funding	5.20%	1/30/2007 (2)	400	420
Monumental Global Funding II	1.81%	4/10/2006 (2)(3)	2,000	2,006
Nationwide Life Global Funding	5.35%	2/15/2007 (2)	1,210	1,269
New York Life Global Funding	3.875%	1/15/2009 (2)	600	601
PRICOA Global Funding I	3.90%	12/15/2008 (2)	850	851
Principal Life Global	1.85%	11/13/2006 (2)(3)	640	641
Principal Life Global	6.125%	3/1/2006 (2)	930	973
Protective Life US Funding	5.875%	8/15/2006 (2)	1,400	1,473
TIAA Global Markets	5.00%	3/1/2007 (2)	750	782
TIAA Global Markets	4.125%	11/15/2007 (2)	1,250	1,276
Travelers Property Casualty Corp.	3.75%	3/15/2008	370	370
Real Estate Investment Trusts (1.3%)
American Health Properties	7.50%	1/15/2007	500	541
Arden Realty LP	5.20%	9/1/2011	180	178
Developers Diversified Reality Corp.	5.25%	4/15/2011 (2)	170	172
EOP Operating LP	8.375%	3/15/2006	1,500	1,612
HRPT Properties Trust	6.50%	1/15/2013	500	532
Health Care Property Investment, Inc.	6.45%	6/25/2012	300	326
Health Care REIT, Inc.	8.00%	9/12/2012	250	288
Health Care REIT, Inc.	7.50%	8/15/2007	100	109
New Plan Excel Realty Trust	5.875%	6/15/2007	130	137
Rouse Co.	3.625%	3/15/2009	200	187
Simon Property Group Inc.	4.875%	3/18/2010	900	917
Simon Property Group Inc.	4.875%	8/15/2010 (2)	350	355
Other (0.1%)
Berkshire Hathaway Inc.	3.375%	10/15/2008 (2)	500	496

	110,082

Industrial (28.2%)
Basic Industry (1.1%)
BHP Finance USA Ltd.	6.69%	3/1/2006	575	606
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	300	302
Falconbridge Ltd.	7.35%	11/1/2006	100	107
International Paper Co.	6.75%	9/1/2011	450	502
International Paper Co.	7.625%	1/15/2007	250	273
International Paper Co.	4.25%	1/15/2009	300	302
Lubrizol Corp.	5.875%	12/1/2008	250	262
Lubrizol Corp.	4.625%	10/1/2009	325	324
Monsanto Co.	4.00%	5/15/2008	325	327
Packaging Corp. of America	4.375%	8/1/2008	150	151
Praxair, Inc.	4.75%	7/15/2007	130	135
Rio Tinto Finance USA Ltd.	5.75%	7/3/2006	850	889
Weyerhaeuser Co.	5.50%	3/15/2005	293	297
Capital Goods (4.0%)
Avery Dennison Corp.	1.94%	8/10/2007 (3)	525	525
Boeing Capital Corp.	5.65%	5/15/2006	5	5
Boeing Capital Corp.	5.75%	2/15/2007	575	609
CSR America, Inc.	6.875%	7/21/2005	140	144
Carlisle Cos., Inc.	7.25%	1/15/2007	400	432
Caterpillar Financial Services Corp.	5.95%	5/1/2006	1,500	1,572
Caterpillar Financial Services Corp.	2.625%	1/30/2007	565	558
Emerson Electric Co.	7.875%	6/1/2005	1,000	1,035
General Dynamics Corp.	2.125%	5/15/2006	1,730	1,713
Hanson Overseas	6.75%	9/15/2005	600	621
John Deere Capital Corp.	1.95%	3/16/2006 (3)	500	500
John Deere Capital Corp.	2.04%	6/28/2006 (3)	500	500
John Deere Capital Corp.	5.125%	10/19/2006	200	208
John Deere Capital Corp.	3.90%	1/15/2008	1,075	1,089
Masco Corp.	2.11%	3/9/2007 (2)(3)	800	801
Masco Corp.	4.625%	8/15/2007	160	165
Northrop Grumman Corp.	8.625%	10/15/2004	590	591
Northrop Grumman Corp.	7.00%	3/1/2006	875	923
Oakmont Asset Trust	4.514%	12/22/2008 (2)	410	413
PACTIV Corp.	7.20%	12/15/2005	125	131
Raytheon Co.	6.50%	7/15/2005	690	710
Raytheon Co.	6.75%	8/15/2007	155	169
TRW, Inc.	8.75%	5/15/2006	400	435
Textron Financial Corp.	2.011%	8/28/2007	325	325
Tyco International Group SA	6.375%	10/15/2011	235	259
Tyco International Group SA	6.375%	2/15/2006	350	366
Tyco International Group SA	5.80%	8/1/2006	920	962
USA Waste Services, Inc.	7.00%	10/1/2004	30	30
United Technologies Corp.	4.875%	11/1/2006	540	560
WMX Technologies Inc.	7.00%	10/15/2006	300	322
Communication (4.9%)
AT&T Wireless Services, Inc.	7.35%	3/1/2006	750	797
AT&T Wireless Services, Inc.	7.50%	5/1/2007	475	523
America Movil SA de C.V	5.50%	3/1/2014 (2)	200	195
America Movil SA de C.V	4.125%	3/1/2009 (2)	375	366
British Sky Broadcasting Corp.	6.875%	2/23/2009	115	127
British Telecommunications PLC	7.875%	12/15/2005	1,575	1,667
Cingular Wireless	5.625%	12/15/2006	150	158
Clear Channel Communications, Inc.	6.00%	11/1/2006	795	835
Clear Channel Communications, Inc.	3.125%	2/1/2007	200	197
Clear Channel Communications, Inc.	4.25%	5/15/2009	850	842
Comcast Cable Communications, Inc.	6.375%	1/30/2006	325	340
Comcast Cable Communications, Inc.	8.375%	5/1/2007	300	334
Comcast Corp.	5.85%	1/15/2010	300	319
Cox Communications, Inc.	3.875%	10/1/2008	125	122
Deutsche Telekom International Finance	8.25%	6/15/2005	1,525	1,584
France Telecom	7.95%	3/1/2006	685	730
GTE Corp.	6.36%	4/15/2006	1,300	1,365
NYNEX Corp.	9.55%	5/1/2010 (1)	309	354
New York Times Co.	7.625%	3/15/2005	300	307
News America, Inc.	6.625%	1/9/2008	630	689
Pacific Bell	6.875%	8/15/2006	260	277
R.R. Donnelley & Sons Co.	5.00%	11/15/2006	110	114
Sprint Capital Corp.	6.125%	11/15/2008	500	540
Sprint Capital Corp.	6.375%	5/1/2009	420	460
Tele-Communications, Inc.	7.25%	8/1/2005	875	908
Telecom Italia Capital	4.00%	11/15/2008 (2)	600	603
Telecorp PCS Inc.	10.625%	7/15/2010	250	278
Telefonos de Mexico SA	8.25%	1/26/2006	1,010	1,083
Telefonos de Mexico SA	4.50%	11/19/2008	750	750
Telus Corp.	7.50%	6/1/2007	380	415
USA Interactive	7.00%	1/15/2013	450	489
USA Networks Inc.	6.75%	11/15/2005	325	338
Univision Communications, Inc.	2.875%	10/15/2006	275	273
Univision Communications, Inc.	3.50%	10/15/2007	500	500
Verizon Wireless Capital	5.375%	12/15/2006	1,325	1,389
Consumer Cyclical (5.0%)
American Honda Finance	1.87%	10/3/2005 (2)(3)	1,400	1,400
American Honda Finance	1.93%	1/27/2006 (2)(3)	600	600
CVS Corp.	6.117%	1/10/2013 (1)(2)	656	710
CVS Corp.	4.00%	9/15/2009 (2)	225	225
Carnival Corp.	3.75%	11/15/2007	400	400
Cendant Corp.	6.25%	1/15/2008	475	513
DaimlerChrysler North America Holding Corp.	2.342%	9/10/2007 (1)(3)	600	600
DaimlerChrysler North America Holding Corp.	7.75%	6/15/2005	240	249
DaimlerChrysler North America Holding Corp.	6.40%	5/15/2006	600	632
Delphi Corp.	6.55%	6/15/2006	190	199
Delphi Corp.	6.50%	5/1/2009	200	212
Ford Motor Credit Co.	7.25%	10/25/2011	360	389
General Motors Acceptance Corp.	6.75%	1/15/2006	575	600
General Motors Acceptance Corp.	4.375%	12/10/2007	450	451
Harley Davidson Inc.	3.625%	12/15/2008 (2)	250	249
Home Depot Inc.	5.375%	4/1/2006	300	312
International Speedway Corp.	4.20%	4/15/2009 (2)	580	582
Johnson Controls, Inc.	5.00%	11/15/2006	110	114
Liberty Media Corp.	3.38%	9/17/2006 (3)	1,250	1,265
Liberty Media Corp.	7.75%	7/15/2009	330	366
May Department Stores Co.	7.90%	10/15/2007	160	179
May Department Stores Co.	3.95%	7/15/2007 (2)	225	227
May Department Stores Co.	5.95%	11/1/2008	300	320
Mohawk Industries Inc.	6.50%	4/15/2007	350	375
Nine West Group Inc.	8.375%	8/15/2005	778	815
Pulte Homes, Inc.	7.30%	10/24/2005	175	183
Target Corp.	5.95%	5/15/2006	670	703
Target Corp.	7.50%	7/15/2006	500	540
Target Corp.	5.375%	6/15/2009	125	133
Time Warner, Inc.	6.125%	4/15/2006	235	246
Time Warner, Inc.	8.11%	8/15/2006	370	403
Time Warner, Inc.	6.15%	5/1/2007	500	533
Toyota Motor Credit Corp.	1.798%	9/9/2005 (3)	1,100	1,101
Toyota Motor Credit Corp.	2.80%	1/18/2006	1,100	1,103
Viacom International Inc.	7.75%	6/1/2005	775	801
Viacom International Inc.	6.40%	1/30/2006	700	733
Viacom International Inc.	5.625%	5/1/2007	350	370
Wal-Mart Stores, Inc.	4.375%	7/12/2007	1,000	1,032
Yum! Brands Inc.	8.875%	4/15/2011	200	247
Yum! Brands Inc.	8.50%	4/15/2006	120	130
Yum! Brands Inc.	7.65%	5/15/2008	600	676
Consumer Noncyclical (6.6%)
Abbott Laboratories	5.625%	7/1/2006	1,000	1,047
Abbott Laboratories	6.40%	12/1/2006	550	589
Aetna, Inc.	7.375%	3/1/2006	300	318
Altria Group, Inc.	5.625%	11/4/2008	250	255
Anthem, Inc.	4.875%	8/1/2005	880	896
Beckman Instruments, Inc.	7.45%	3/4/2008	345	388
Brown-Forman Corp.	2.125%	3/15/2006	1,225	1,215
Brown-Forman Corp.	3.00%	3/15/2008 (2)	800	787
Cadbury Schweppes US Finance	3.875%	10/1/2008	1,130	1,130
Campbell Soup Co.	5.50%	3/15/2007	680	716
Cardinal Health, Inc.	4.45%	6/30/2005	400	403
Cargill Inc.	6.25%	5/1/2006 (2)	1,225	1,288
Conagra, Inc.	7.50%	9/15/2005	1,000	1,045
Conagra, Inc.	6.00%	9/15/2006	500	526
Corn Products International Inc.	8.25%	7/15/2007	100	110
Diageo Capital PLC	1.72%	4/20/2007 (3)	700	700
Diageo Capital PLC	6.125%	8/15/2005	150	155
Diageo Capital PLC	3.375%	3/20/2008	500	498
Diageo Finance BV	3.00%	12/15/2006	1,100	1,098
Fortune Brands Inc.	2.875%	12/1/2006	620	617
General Mills, Inc.	5.125%	2/15/2007	1,525	1,589
Guidant Corp.	6.15%	2/15/2006	675	705
H.J. Heinz Co.	6.00%	3/15/2008	225	243
HCA Inc.	6.75%	7/15/2013	300	319
Hormel Foods Corp.	6.625%	6/1/2011 (2)	100	113
Hospira, Inc.	4.95%	6/15/2009	460	473
Humana Inc.	7.25%	8/1/2006	530	567
Kellogg Co.	4.875%	10/15/2005	215	220
Kellogg Co.	6.00%	4/1/2006	1,210	1,265
Kraft Foods, Inc.	4.625%	11/1/2006	600	617
Kroger Co.	7.625%	9/15/2006	243	262
Kroger Co.	7.65%	4/15/2007	205	225
Kroger Co.	6.375%	3/1/2008	105	113
Manor Care Inc.	8.00%	3/1/2008	50	56
MedPartners Inc.	7.375%	10/1/2006	610	653
Pepsi Bottling Holdings Inc.	5.625%	2/17/2009 (2)	300	323
PepsiAmericas Inc.	5.95%	2/15/2006	170	177
PepsiAmericas Inc.	3.875%	9/12/2007	600	608
Pepsico, Inc.	3.20%	5/15/2007	800	802
Quest Diagnostic, Inc.	6.75%	7/12/2006	885	940
Safeway, Inc.	3.80%	8/15/2005	1,000	1,008
Sara Lee Corp.	1.95%	6/15/2006	600	591
UnitedHealth Group, Inc.	3.375%	8/15/2007	225	225
UnitedHealth Group, Inc.	3.30%	1/30/2008	625	621
Wellpoint Health Networks Inc.	6.375%	6/15/2006	1,000	1,054
Energy (2.6%)
Anadarko Petroleum Corp.	3.25%	5/1/2008	235	232
BP Canada Finance	3.375%	10/31/2007	1,000	1,002
BP Capital Markets PLC	2.75%	12/29/2006	1,300	1,295
Burlington Resources, Inc.	5.60%	12/1/2006	985	1,035
Conoco Funding Co.	5.45%	10/15/2006	1,000	1,048
Devon Energy Corp.	2.75%	8/1/2006	1,158	1,149
Encana Corp.	4.60%	8/15/2009	200	205
Global Santa Fe	5.00%	2/15/2013	175	177
Kerr-McGee Corp.	6.625%	10/15/2007	405	437
Occidental Petroleum	7.65%	2/15/2006	410	436
Occidental Petroleum	5.875%	1/15/2007	340	360
Occidental Petroleum	4.00%	11/30/2007	500	508
PF Export Receivables Master Trust	3.748%	6/1/2013 (1)(2)	293	285
PF Export Receivables Master Trust	2.64%	12/1/2013 (1)(2)(3)	360	360
PF Export Receivables Master Trust	6.436%	6/1/2015 (1)(2)	497	496
Tosco Corp.	7.625%	5/15/2006	522	560
Tosco Corp.	7.25%	1/1/2007	335	363
Valero Energy Corp.	8.375%	6/15/2005	130	135
Valero Energy Corp.	7.375%	3/15/2006	525	556
Valero Energy Corp.	6.125%	4/15/2007	150	160
Technology (0.5%)
Computer Sciences Corp.	7.50%	8/8/2005	100	104
Dell Inc.	6.55%	4/15/2008	300	329
Deluxe Corp.	3.50%	10/1/2007 (2)	330	329
Harris Corp.	6.35%	2/1/2028	800	865
Hewlett-Packard Co.	3.625%	3/15/2008	250	251
SunGard Data Systems, Inc.	3.75%	1/15/2009	175	172
Transportation (2.2%)
American Airlines, Inc.	3.857%	7/9/2010 (1)	276	272
American Airlines, Inc. Pass-Through Certificates	2.55%	9/23/2007 (1)(3)	511	511
Burlington Northern Santa Fe Corp.	6.375%	12/15/2005	640	667
Burlington Northern Santa Fe Corp.	7.875%	4/15/2007	150	166
CSX Corp.	2.75%	2/15/2006	820	818
CSX Corp.	7.45%	5/1/2007	145	159
ERAC USA Finance Co.	7.35%	6/15/2008 (2)	145	162
FedEx Corp.	6.875%	2/15/2006	325	342
Fedex Corp.	2.65%	4/1/2007	500	492
Hertz Corp.	8.25%	6/1/2005	250	259
Hertz Corp.	4.70%	10/2/2006	500	510
JetBlue Airways Corp.	2.255%	12/15/2013 (1)(3)	550	548
JetBlue Airways Corp.	2.30%	3/15/2014 (3)	700	700
MISC Capital Ltd.	6.125%	7/1/2014 (2)	225	239
MISC Capital Ltd.	5.00%	7/1/2009 (2)	350	361
Norfolk Southern Corp.	5.257%	9/17/2014	135	133
Norfolk Southern Corp.	8.375%	5/15/2005	1,070	1,107
Norfolk Southern Corp.	7.35%	5/15/2007	27	30
Quantas Airways	5.125%	6/20/2013 (2)	600	596
Southwest Airlines Co.	5.25%	10/1/2014	350	349
Union Pacific Corp.	5.75%	10/15/2007	700	745
Union Pacific Corp.	3.875%	2/15/2009	100	99
Other (1.3%)
Black & Decker Corp.	7.00%	2/1/2006	375	395
Briggs & Stratton Corp.	8.875%	3/15/2011	330	393
Cintas Corp.	5.125%	6/1/2007	600	628
Eaton Corp.	6.95%	11/15/2004	200	201
Parker Retirement Savings Plan Trust	6.34%	7/15/2008 (1)(2)	152	164
Targeted Return Index Securities Trust	5.89%	1/25/2007 (2)	1,338	1,403
Traded Custody Receipt	5.89%	3/1/2007 (2)	2,320	2,433

	117,617

Utilities (5.8%)
Electric (5.0%)
American Electric Power Co., Inc.	6.125%	5/15/2006	375	393
Appalachian Power Corp.	2.30%	6/29/2007 (3)	225	225
Carolina Power & Light Co.	7.50%	4/1/2005	800	820
Constellation Energy Group, Inc.	7.875%	4/1/2005	230	236
Consumers Energy Co.	4.80%	2/17/2009	400	412
DTE Energy Co.	6.45%	6/1/2006	475	499
Detroit Edison Co.	5.05%	10/1/2005	500	511
Dominion Resources, Inc.	7.625%	7/15/2005	691	718
Entergy Gulf States	3.60%	6/1/2008	1,000	987
FPL Group Capital, Inc.	3.25%	4/11/2006	1,265	1,273
FirstEnergy Corp.	5.50%	11/15/2006	440	458
Freddie Mac	5.00%	5/15/2018 (1)	500	519
GWF Energy LLC	6.131%	12/30/2011 (1)(2)	414	423
Georgia Power Co.	4.875%	7/15/2007	1,425	1,480
HQI Transelec Chile SA	7.875%	4/15/2011	880	1,024
Indiana Michigan Power Co.	6.125%	12/15/2006	335	356
MidAmerican Energy Holdings Co.	7.23%	9/15/2005	400	416
National Rural Utilities Cooperative Finance Corp. Collateral Trust	3.00%	2/15/2006	1,250	1,255
Niagara Mohawk Power Corp.	9.75%	11/1/2005	165	177
NiSource Finance Corp.	2.44%	5/4/2005 (3)	650	650
NiSource Finance Corp.	7.625%	11/15/2005	680	715
NiSource Finance Corp.	3.20%	11/1/2006	175	175
Northern States Power Co.	2.875%	8/1/2006	475	473
Oncor Electric Delivery Co.	6.375%	5/1/2012	300	332
PP&L Capital Funding Inc.	8.375%	6/15/2007	675	756
PP&L Capital Funding Inc.	7.75%	4/15/2005	350	359
PPL Capital Funding	4.33%	3/1/2009	550	549
PSI Energy Inc.	6.65%	6/15/2006	445	469
Pacific Gas & Electric Co.	3.60%	3/1/2009	1,000	988
Public Service Co. of Colorado	4.375%	10/1/2008	30	337
Public Service Co. of New Mexico	4.40%	9/15/2008	150	152
Public Service Electric & Gas	4.00%	11/1/2008	300	302
Puget Sound Energy Inc.	3.363%	6/1/2008	300	295
SP PowerAssets Ltd.	3.80%	10/22/2008 (2)	500	501
South Carolina Electric & Gas Co.	7.50%	6/15/2005	70	72
Southern California Edison Co.	1.89%	1/13/2006 (3)	165	165
Southern California Edison Co.	8.00%	2/15/2007	415	459
Texas - New Mexico Power	6.125%	6/1/2008	375	390
Virginia Electric & Power Co.	5.75%	3/31/2006	600	625
Natural Gas (0.8%)
AGL Capital Corp.	7.125%	1/14/2011	100	112
CenterPoint Energy	6.50%	2/1/2008	490	526
CenterPoint Energy	8.90%	12/15/2006	600	669
Enterprise Products Operating LP	8.25%	3/15/2005	350	358
KeySpan Corp.	6.15%	6/1/2006	525	552
Panhandle Eastern Pipeline	2.75%	3/15/2007	180	177
Plains All American Pipeline LP	4.75%	8/15/2009 (2)	325	333
Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009 (1)(2)	412	408
Sempra Energy	6.95%	12/1/2005	100	105
Yosemite Security Trust	8.25%	11/15/2004 **(2)	370	132

	24,318

TOTAL CORPORATE BONDS
(Cost $339,169)	341,169

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (13.5%)

U.S. Government Securities (3.0%)
U.S. Treasury Note	1.625%	2/28/2006	4,000	3,959
U.S. Treasury Note	2.75%	8/15/2007	4,000	3,989
U.S. Treasury Note	3.00%	2/15/2008	700	700
U.S. Treasury Note	3.375%	9/15/2009	3,500	3,500
U.S. Treasury Note	4.25%	8/15/2014	450	455
U.S. Treasury Note	4.75%	5/15/2014	160	168

	12,771

Agency Bonds and Notes (0.3%)
Federal Home Loan Bank*	1.875%	6/15/2006	1,120	1,104

Mortgage-Backed Securities (10.2%)
Federal Home Loan Mortgage Corp.*	3.50%	6/15/2017 (1)	1,000	1,005
Federal Home Loan Mortgage Corp.*	3.50%	3/15/2010 (1)	770	774
Federal Home Loan Mortgage Corp.*	3.699%	8/1/2033 (1)	317	315
Federal Home Loan Mortgage Corp.*	3.865%	8/1/2033 (1)	506	506
Federal Home Loan Mortgage Corp.*	3.875%	7/1/2033 (1)	2,079	2,063
Federal Home Loan Mortgage Corp.*	3.923%	6/1/2033 (1)	1,948	1,935
Federal Home Loan Mortgage Corp.*	4.00%	10/15/2018 (1)	905	915
Federal Home Loan Mortgage Corp.*	4.108%	5/1/2033 (1)	701	706
Federal Home Loan Mortgage Corp.*	4.227%	2/1/2033 (1)	667	674
Federal Home Loan Mortgage Corp.*	4.273%	1/1/2033 (1)	570	577
Federal Home Loan Mortgage Corp.*	4.50%	3/15/2022 (1)	487	498
Federal Home Loan Mortgage Corp.*	4.50%	5/15/2026 (1)	3,100	3,128
Federal Home Loan Mortgage Corp.*	4.615%	10/1/2032 (1)	588	598
Federal Home Loan Mortgage Corp.*	4.071%	5/1/2033 (1)	393	391
Federal Home Loan Mortgage Corp.*	4.727%	9/1/2032 (1)	823	839
Federal Home Loan Mortgage Corp.*	4.814%	9/1/2032 (1)	391	397
Federal Home Loan Mortgage Corp.*	4.84%	8/1/2032 (1)	380	387
Federal Home Loan Mortgage Corp.*	4.873%	9/1/2032 (1)	691	705
Federal Home Loan Mortgage Corp.*	4.094%	6/1/2033 (1)	679	683
Federal Home Loan Mortgage Corp.*	5.00%	5/15/2018 (1)	400	411
Federal Home Loan Mortgage Corp.*	5.00%	9/15/2018 (1)	447	458
Federal Home Loan Mortgage Corp.*	6.00%	4/1/2017 (1)	521	546
Federal National Mortgage Assn.*	3.00%	8/25/2032 (1)	299	297
Federal National Mortgage Assn.*	3.433%	8/1/2033 (1)	555	550
Federal National Mortgage Assn.*	3.50%	1/25/2009 (1)	886	890
Federal National Mortgage Assn.*	3.50%	9/25/2009 (1)	625	626
Federal National Mortgage Assn.*	3.505%	8/1/2033 (1)	519	516
Federal National Mortgage Assn.*	3.603%	8/1/2033 (1)	452	450
Federal National Mortgage Assn.*	3.71%	7/1/2033 (1)	742	741
Federal National Mortgage Assn.*	3.711%	8/1/2033 (1)	210	208
Federal National Mortgage Assn.*	3.723%	6/1/2033 (1)	1,001	1,000
Federal National Mortgage Assn.*	3.736%	8/1/2033 (1)	960	958
Federal National Mortgage Assn.*	3.742%	9/1/2033 (1)	1,018	1,016
Federal National Mortgage Assn.*	3.775%	10/1/2033 (1)	558	558
Federal National Mortgage Assn.*	3.81%	8/1/2033 (1)	1,000	1,000
Federal National Mortgage Assn.*	3.816%	9/1/2033 (1)	2,031	2,034
Federal National Mortgage Assn.*	3.843%	7/1/2033 (1)	973	974
Federal National Mortgage Assn.*	3.938%	4/1/2033 (1)	1,653	1,654
Federal National Mortgage Assn.*	3.979%	5/1/2033 (1)	1,213	1,218
Federal National Mortgage Assn.*	4.15%	5/1/2033 (1)	1,974	1,991
Federal National Mortgage Assn.*	4.218%	7/1/2033 (1)	2,537	2,564
Federal National Mortgage Assn.*	4.046%	5/1/2033 (1)	330	331
Federal National Mortgage Assn.*	4.548%	12/1/2032 (1)	467	477
Federal National Mortgage Assn.*	4.059%	5/1/2033 (1)	856	863
Federal National Mortgage Assn.*	4.859%	9/1/2032 (1)	347	355
Federal National Mortgage Assn.*	4.089%	4/1/2033 (1)	430	433
Federal National Mortgage Assn.*	4.949%	9/1/2032 (1)	195	200
Federal National Mortgage Assn.*	5.228%	7/1/2032 (1)	185	190
Federal National Mortgage Assn.*	6.00%	12/1/2016 (1)	747	784
Federal National Mortgage Assn.*	6.50%	9/1/2016 (1)	272	288
Federal National Mortgage Assn.*	6.50%	9/1/2016 (1)	500	529
Federal National Mortgage Assn.*	7.00%	4/1/2013 (1)	445	471

	42,677

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $56,984)	56,552

SOVEREIGN BONDS (U.S. Dollar-Denominated)(0.6%)

Corporacion Andina de Fomenta	2.01%	1/26/2007 (3)	300	300
Export-Import Bank of Korea	4.125%	2/10/2009 (2)	450	449
Pemex Finance Ltd.	8.02%	5/15/2007 (1)	128	137
Pemex Finance Ltd.	6.55%	2/15/2008 (1)	960	964
Republic of Korea	4.875%	9/22/2014	325	321
United Mexican States	4.625%	10/8/2008	500	505

TOTAL SOVEREIGN BONDS
(Cost $2,802)	2,676

TAXABLE MUNICIPAL BONDS (0.6%)

California Dept. of Water Resources Power Supply Rev	3.975%	5/1/2005	165	1,661
Texas Municipal Gas Corp.	2.60%	7/1/2007 (2)	66	659

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,318)	2,320

			Shares

CONVERTIBLE PREFERRED STOCK			7,050	174

Public Storage, 6.60%
(Cost $176)

TEMPORARY CASH INVESTMENTS (2.8%)

Vanguard Market Liquidity Fund, 1.74%***			11,565,047	11,565
(Cost $11,565)

TOTAL INVESTMENTS (99.3%)
(Cost $413,014)				414,456

OTHER ASSETS AND LIABILITIES-NET (0.7%)				2,911

NET ASSETS (100%)				$417,367

* The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
** Non-income-producing security — security in default.
*** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
† Security segregated as initial margin for open futures contracts.
(1) The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the aggregate value of these securities was $44,968,000, representing 10.8% of net assets.
(3) Adjustable-rate note.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At September 30, 2004, the cost of investment securities for tax purposes was $413,425,000. Net unrealized appreciation of investment securities for tax purposes was $1,031,000, consisting of unrealized gains of $6,473,000 on securities that had risen in value since their purchase and $5,442,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

5-Year Treasury Note	12	$1,329	$7
10-Year Treasury Note	1	113	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on an index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At September 30, 2004, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer *	Notional Amount (000)	Premium Received	Unrealized Appreciation (Depreciation) (000)

Coca-Cola Co.	12/29/2006	DBS	$1,275	0.18%	$ –
Coca-Cola Co.	1/2/2007	DBS	1,125	0.18%	–
Fifth Third Bancorp	4/2/2007	DBS	883	0.45%	–

					$

Interest Rate Swaps
Termination Date	Dealer *	Notional Amount (000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) (000)

11/8/2004	LBI	$800	1.515%	(1.71%)†	$ -
2/25/2005	LBI	900	1.815%	(1.75%)†	(1)
5/4/2005	LBI	650	1.500%	(1.69%)†	(3)
9/9/2005	LBI	1,100	2.091%	(1.75%)*	(4)
12/13/2005	ABN	1,100	1.947%	(1.87%)†	(8)
12/15/2005	LBI	650	2.935%	(1.88%)†	3
1/27/2006	LBI	1,500	2.551%	(1.66%)†	(2)
2/15/2006	LBI	2,050	2.578%	(1.71%)†	(2)
4/10/2006	BOA	2,000	2.419%	(1.59%)†	(9)
5/11/2006	DBS	3,350	2.961%	(1.67%)†	11
6/1/2006	ABN	1,360	3.000%	(1.79%)†	5
7/23/2006	DBS	535	3.055%	(1.65%)†	2
9/15/2006	LBI	675	2.571%	(1.88%)†	(4)
9/15/2006	LBI	675	2.679%	(1.88%)†	(3)
9/18/2006	LBI	1,250	2.578%	(1.88%)†	(8)
12/10/2006	LBI	650	3.152%	(1.86%)†	2
1/26/2007	DBS	300	2.607%	(1.66%)†	(3)
3/9/2007	JPM	800	3.108%	(1.86%)†	1
3/12/2007	DBS	350	2.698%	(1.86%)†	(3)
4/2/2007	DBS	883	3.085%	(1.86%)†	-
4/5/2007	LBI	1,000	2.708%	(1.60%)†	(10)
5/25/2007	ABN	1,240	3.193%	(1.75%)†	1
6/14/2007	DBS	900	3.220%	(1.59%)†	1
9/28/2007	LBI	2,000	3.216%	(1.96%)†	(3)
10/5/2007	DBS	250	3.345%	(2.03%)@	-
6/2/2009	DBS	1,350	3.765%	(2.01%)@	3

	$(34)

Total Return Swaps
Reference Entity	Termination Date	Dealer *	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)

Lehman AAA Commercial
Mortgage-Backed Securities Index	10/31/2004	BOA	$1,100	1.00%	$27

*ABN-ABN Amro.
BOA-Bank of America.
DBS-Deutsche Bank Securities.
JPM-JPMorgan Chase.
LBI-Lehman Brothers.
**Based on one-month London InterBank Offered Rate (LIBOR).
†Based on three-month London InterBank Offered Rate (LIBOR).
@ Based on three-month London InterBank Offered Rate (LIBOR) as of October 1, 2004.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.